Shareholder Report, Average Annual Return (Details) B315869_Direxion Daily Junior Gold Miners Index Bear 2X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Junior Gold Miners Index Bear 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Junior Gold Miners Index Bear 2X Shares NAV
Average Annual Return, Percent	(80.28%)	(46.77%)	(71.49%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
MVIS Junior Gold Miners Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS Junior Gold Miners Index
Average Annual Return, Percent	86.92%	14.32%	18.40%